Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 16: TRANSACTIONS WITH RELATED PARTIES

The Navios Holdings Credit Facilities: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings. The $40,000 facility has a margin of LIBOR plus 300 bps and a pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000.In December 2014 the facility was renewed for one year. As of December 31, 2014, there was no outstanding amount under this facility.

On November 11, 2014, Navios Acquisition entered into a short term credit facility with Navios Holdings pursuant to which Navios Acquisition may borrow up to $200,000 for general corporate purposes. The loan provides for an arrangement fee of $4,000 and bore a fixed interest of 600 bps. Pursuant to the terms of the short term credit facility, the Company drew down an amount of $169,650 on November 13, 2014. The facility matured and was repaid in full by December 29, 2014.

Management fees: Pursuant to the Management Agreement dated May 28, 2010 as amended on May 4, 2012, Navios Holdings provided for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee through May 28, 2014. This daily fee covered all of the vessels' operating expenses, other than certain fees and costs. Drydocking expenses were fixed for the first four years under this agreement for up to $300 per LR1 and MR2 product tanker vessel and were reimbursed at cost for VLCC vessels.

In May 2014, Navios Acquisition extended the duration of its existing Management Agreement with Navios Holdings, until May 2020 and fixed the fees for ship management services of its owned fleet for two additional years through May 2016 at current rates for product tanker and chemical tanker vessels, being $6.0 daily rate per MR2 product tanker and chemical tanker vessel and $7.0 daily rate per LR1 product tanker vessel and reduced the rate by 5% to $9.5 daily rate per VLCC vessel. Drydocking expenses under this Management Agreement will be reimbursed at cost at occurrence for all vessels. Total management fees for each of the years ended December 31, 2014, 2013 and 2012 amounted to $95,827, $71,392 and $47,043 respectively.

Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.

General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an Administrative Services Agreement with Navios Holdings, expiring on May 28, 2015, pursuant to which Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, Navios Acquisition extended the duration of its existing Administrative Services Agreement with Navios Holdings, until May 2020 pursuant to its existing terms.

For each of the years ended December 31, 2014, 2013 and 2012 the expense arising from administrative services rendered by Navios Holdings amounted to $7,314, $3,476 and $2,110 respectively.

Balance due to related parties: Amounts due to related parties as of December 31, 2014 and December 31, 2013 was $28,144 and $7,992, respectively, of which the current account payable to Navios Holdings and its subsidiaries was $18,489 and $2,848, respectively, and the long term payable was $9,625 and $5,144, respectively. The amounts mainly consisted of management fees administrative fees, drydocking costs and other expenses.

Balance due from related parties: Amounts due from related parties as of December 31, 2014 and December 31, 2013 were $1,361 and $0.0, respectively. As of December 31, 2014, the Company had a receivable from Navios Midstream in the amount of $674 in connection with various payables that were settled on its behalf. Further, the Company had a receivable from Navios Europe in the amount of $687 in connection with the accrued interest receivable on the working capital loan.

Omnibus Agreements

Acquisition Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter-in drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Midstream Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Midstream Omnibus Agreement”), with Navios Midstream, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Midstream, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of the General Partner of Navios Midstream. The Midstream Omnibus Agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.

Under the Midstream Omnibus Agreement, Navios Midstream and its subsidiaries will grant to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition will agree (and will cause its subsidiaries to agree) to grant a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tankers, refined petroleum product tanker, LPG tankers or chemical tankers under charter for five or more years it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.

Backstop Agreement: On November 18, 2014, Navios Acquisition entered into a backstop agreement with Navios Midstream. In accordance with the terms of the backstop agreement, Navios Acquisition has committed to charter-in the Shinyo Ocean and Shinyo Kannika for a two-year period at the time of their redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Furthermore, Navios Maritime Acquisition has committed to charter-in the following option vessels: a) Nave Celeste for a two-year period at the time of her redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate and b) Nave Galactic and Nave Quasar for a four-year period at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit-sharing.

Navios Midstream General Partner Option Agreement with Navios Holdings: Navios Acquisition entered into an option agreement, dated November 18, 2014, with Navios Holdings under which Navios Acquisition grants Navios Holdings the option to acquire any or all of the outstanding membership interests in Navios Midstream General Partner and all of the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. Any such exercise shall relate to not less than twenty-five percent of the option interest and the purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value.

Option Vessels: Navios Acquisition has granted options to Navios Midstream exercisable for a period of two years following the closing of the Midstream IPO, to purchase seven VLCCs from Navios Acquisition at fair market value.

Revolving Loans to Navios Europe: Navios Holdings, Navios Acquisition and Navios Partners will make available to Navios Europe (in each case, in proportion to their ownership interests in Navios Europe) up to $24,100 to fund working capital requirements under the Navios Revolving Loans. See Note 9 for the Investment in Affiliates and respective ownership interests. The Navios Revolving Loans earn a 12.7% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. As of December 31, 2014, Navios Acquisition's portion of the outstanding amount relating to its initial investment in Navios Europe was $4,750, under the caption “Investment in affiliates”, and the outstanding amount relating to the Navios revolving loans, excluding interest receivable, was $7,125, under the caption “Loan receivable from affiliates.” As of December 31, 2014, the amount undrawn from the revolving facility was $9,100 of which Navios Acquisition was committed to fund $4,323.